SCHEDULE OF RESTRICTED SHARE UNITS (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	296,666
Outstanding, weighted average fair value | $ / shares	$ 2.74
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	206,250
Outstanding, weighted average fair value | $ / shares	$ 1.38
Granted | shares	238,750	206,250
Granted, weighted average fair value | $ / shares	$ 3.92	$ 1.38
Vested | shares	(148,334)
Vested, weighted average fair value | $ / shares	$ 2.74
Outstanding balance | shares	296,666	206,250
Outstanding, weighted average fair value | $ / shares	$ 2.74	$ 1.38